Investments in Joint Ventures - Summary of Principal Joint Ventures (Detail) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)
Disclosure of joint ventures [Line Items]
Registered capital | ¥	¥ 18,874	¥ 16,379
Shanghai Technologies Aerospace Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	Sep. 28, 2004
Registered capital			$ 73		$ 73
Attributable equity interest	51.00%	51.00%
Principal activities	Provision of repair and maintenance services
Shanghai Eastern Union Aviation Wheels & Brakes Maintenance Services Overhaul Engineering Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	Dec. 28, 1995
Registered capital			2		2
Attributable equity interest	0.00%	40.00%
Principal activities	Provision of spare parts repair and maintenance services
Eastern China Kaiya System Integration Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	May 21, 1999
Registered capital | ¥	¥ 10	¥ 10
Attributable equity interest	41.00%	41.00%
Principal activities	Provision of computer system development and maintenance services
CAE Melbourne Flight Training Pty Ltd. [member]
Disclosure of joint ventures [Line Items]
Place of establishment and operation	Australia
Date of establishment	Mar. 09, 2007
Registered capital				$ 11		$ 11
Attributable equity interest	50.00%	50.00%
Principal activities	Provision of flight training services
Shanghai Hute Aviation Technology Co., Ltd. [member]
Disclosure of joint ventures [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	Apr. 09, 2003
Registered capital | ¥	¥ 30	¥ 30
Attributable equity interest	0.00%	50.00%
Principal activities	Provision of equipment Maintenance services
Xi'an CEA SAFRAN Landing Systems Services Co., Ltd [member]
Disclosure of joint ventures [Line Items]
Place of establishment and operation	PRC/Mainland China
Date of establishment	Jul. 12, 2017
Registered capital			$ 40		$ 40
Attributable equity interest	50.00%	50.00%
Principal activities	Provision of aircraft, engine and other related component maintenance services